Revenue	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenue [Abstract]
Disclosure of revenue [text block]	Note 7 Revenue

Amounts in US$ ‘000	2021	2020	2019
Sale of crude oil	647,559	359,640	579,030
Sale of gas	40,984	34,052	49,877
	688,543	393,692	628,907